DEBT (Schedule of Future Minimum Lease Payments Due Finance Leases) (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
As of December 31,
2021	$ 79,941	$ 106,588
2022	86,735	86,735
2023	23,515	23,515
Total minimum equipment financing payments	190,191	216,838
Less: interest	(18,839)	(24,034)
Total equipment financing at end	171,352	192,804
Less: current portion of equipment financing	(92,224)	(89,620)	$ (45,072)
Long-term portion of equipment financing	$ 79,128	$ 103,184	$ 89,026